Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011, and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Shares underlying warrants outstanding	1,064,616	80,250,702
Shares underlying options outstanding	174,872	234,465
Unvested restricted stock	13,988	74,372
Convertible notes payable	—	20,007,002